Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (14,910,659)	$ (7,639,772)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	1,316,537	1,348,860
Asset Impairment	0	0
Amortization of discount - PIK Notes	5,987,888	2,696,500
Amortization of deferred financing costs	20,766	7,500
Non-cash interest on PIK Notes	4,817,557	3,551,195
Stock issued for director and consulting services	9,000	53,914
Stock based compensation expense	961,221	659,706
(Gain) loss on revaluation of PIK Note derivative	(228,277)	(3,229,043)
(Gain) from disposition of land	0	(108,764)
Change in operating assets and liabilities:
Accounts receivable	337,687	(188,747)
Other current receivables	16,801	77,846
Deposits and prepaids	124,874	20,394
Accounts payable and accrued expenses	(562,783)	(39,426)
Net Cash (Used In) Operating Activities	(2,108,388)	(2,732,089)
Cash Flows From Investing Activities
Sale of property	0	552,944
Purchases of property and equipment	(43,752)	(217,211)
Net cash used in investing activities	(43,752)	335,733
Cash Flows From Financing Activities:
Payments on notes payable	(234,149)	(237,235)
Cash Received	199,061	240,340
Proceeds from sale of common stock	1,060,000	1,640,000
Proceeds from exercise of warrants	125,000	0
Net cash provided by (used in) financing activities	1,149,912	1,643,105
Net change in cash and cash equivalents	(1,002,228)	(753,251)
Cash and cash equivalents at beginning of period	1,049,880	1,803,131
Cash and cash equivalents at end of period	47,652	1,049,880
Supplemental disclosure of cash flow information:
Cash paid for interest	6,365	4,956
Income Taxes		430
Employees [Member]
Adjustments to reconcile net loss to net cash used in operations:
Stock issued for employee compensation	$ 0	$ 57,748